Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Summary of income taxes are recognized in profit from continuing operations

Income taxes	Years Ended December 31,
in €‘000	2024	2023	2022
Current tax expense:
Current year	12,277	9,251	11,540
Changes in estimates related to prior years	(547)	(1,245)	(187)
Deferred tax expense:
Origination and reversal of temporary differences	(9,924)	1,545	(9,354)
Tax step-up write-down	2,200	3,000	5,300
Recognition of previously unrecognized deferred tax assets	(15,066)	—	—
Income tax (benefit) expense reported in profit from continuing operations	(11,060)	12,551	7,299

Summary of reconciliation of the changes in the net deferred tax asset (liability) recognized in the consolidated statement of financial position, net

in €‘000	2024	2023
Net deferred tax asset as of January 1,	(4,932)	966
Additions from business combinations	—	(340)
Recognized in other comprehensive income	26	130
Recognized in profit from continuing operations	22,789	(4,545)
Foreign currency translation adjustment	(550)	(1,143)
Net deferred tax asset (liability) as of December 31,	17,333	(4,932)

Summary of deferred tax assets and (liabilities)

	December 31,
	2024		2023
	Consolidated		Consolidated
	statement of	Consolidated	statement of	Consolidated
	financial	statement of	financial	statement of
in €‘000	position	profit or loss	position	profit or loss
Other assets and prepayments	9,397	(1,604)	11,001	1,015
Intangible assets	(19,907)	11,903	(31,261)	(5,057)
Trade and other payables	1,232	(7,804)	9,036	848
Tax loss carry-forward	16,254	11,411	4,843	230
Tax step-up (write-down)	5,100	(2,200)	7,300	(3,000)
Other assets non-current	(1,781)	(1,240)	(541)	5,401
Other	7,038	12,323	(5,310)	(3,982)
Deferred tax income (expense)		22,789		(4,545)
Net deferred tax asset (liability)	17,333		(4,932)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	36,376		16,383
Deferred tax liabilities	(19,043)		(21,315)
Deferred tax asset (liability), net	17,333		(4,932)

Summary of income tax expense calculated by the applicable tax rate and the effective income tax

	Years Ended December 31,
in €‘000	2024	2023	2022
Net income before tax	22,552	47,196	17,790
Applicable tax rate	14.3%	14.3%	14.4%
Tax expense applying the Company tax rate	(3,223)	(6,744)	(2,562)
Effect of tax losses and tax offsets not recognized as deferred tax assets	2,725	(2,276)	1,134
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	15,066	—	—
Changes in estimates related to prior years	547	1,245	187
Effect of non-deductible expenses	(779)	(1,337)	(3,020)
Effect of non-taxable remeasurement of previously held equity-accounted investee	—	—	1,116
Effect of difference to the Company tax rate	(1,752)	517	854
Other effects	676	(956)	292
Tax step-up write-down	(2,200)	(3,000)	(5,300)
Income tax benefit (expense)	11,060	(12,551)	(7,299)
Effective tax rate	(49.0)%	26.6%	41.0%

Summary of tax loss carryforwards that are not recognized as deferred tax assets

Periods in which tax loss carry-forwards not recognized as deferred tax assets may be used	As of December 31,
in €‘000	2024	2023
Unlimited	90,257	105,143
will expire within 5 years	2,350,223	2,470,875
will expire thereafter	40,428	25,295
Tax loss carry-forward	2,480,908	2,601,313